Note 12 - Financing, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Financing
Weighted average annual interest rates on outstanding short-term borrowings	2.31%	2.53%
Guarantee agreement issued by the Federal Goverment in favor of Multilateral Loan Agencies, debt outstanding balance	$ 213	$ 253
Shares of debentures issue to finance the purchase of transportation rights in Bolivia and Brazil pipeline	3	3